Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Employee Welfare Benefits Expenses
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Contributions to medical and pension schemes	21,095	18,426	17,320
Other employee benefits	6,726	6,086	5,696
Total	27,821	24,512	23,016